LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
Year
2022	4,508
2023	4,273
2024	4,248
2025	4,028
2026	3,661
2027 and thereafter	33,436
Total lease payments	54,154
Less imputed interest	(16,252)
Total	37,902